Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard World Fund
Entity Central Index Key	0000052848
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000051979 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Duration Treasury Index Fund
Class Name	Institutional Shares
Trading Symbol	VEDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
  Because the Fund invests in zero-coupon U.S. Treasuries with maturities ranging from 20 to 30 years and the prices of such securities are very sensitive to interest rate changes, its interest rate risk is extremely high. As a result, the Fund may exhibit substantial short-term volatility and is best used by long-term investors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	-2.50%	-12.54%	-4.54%
Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index	-1.89%	-12.37%	-4.47%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 4,158,000,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 155,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$4,158
Number of Portfolio Holdings	81
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$155

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
20 - 25 Years	56.0%
25 - 30 Years	44.0%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the purchase fee for the Fund was reduced from 0.50% to 0.25%.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the purchase fee for the Fund was reduced from 0.50% to 0.25%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000051981 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Duration Treasury Index Fund
Class Name	ETF Shares
Trading Symbol	EDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
  Because the Fund invests in zero-coupon U.S. Treasuries with maturities ranging from 20 to 30 years and the prices of such securities are very sensitive to interest rate changes, its interest rate risk is extremely high. As a result, the Fund may exhibit substantial short-term volatility and is best used by long-term investors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	-2.02%	-12.44%	-4.49%
ETF Shares Market Price	-2.07%	-12.40%	-4.52%
Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index	-1.89%	-12.37%	-4.47%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 4,158,000,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 155,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$4,158
Number of Portfolio Holdings	81
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$155

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
20 - 25 Years	56.0%
25 - 30 Years	44.0%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000194069 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Wellesley® Income Fund
Class Name	Investor Shares
Trading Symbol	VGWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund underperformed its benchmark.
  Global equities posted strong returns, supported by resilient growth and corporate earnings, while trade policy shifts, persistent inflation, and Middle East tensions fueled volatility and higher oil prices.
  Some central banks cut rates, but developed-market government bond yields generally rose amid borrowing, inflation, and monetary policy concerns.
  In the stock portion of the portfolio, selection in financials, information technology, and industrials detracted the most from relative performance. Selection in consumer discretionary, health care, and utilities contributed the most. On a geographic basis, the Pacific region, emerging markets, and the Middle East detracted the most. Europe and North America were the only positive contributors.
  In the bond portion of the portfolio, security selection was positive, particularly among industrial companies. However, credit spread duration—the sensitivity of a portfolio to changes in its credit spread—was the primary detractor for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Investor Shares	9.93%	5.03%	5.19%
Global Wellesley Income Composite Index	10.53%	4.92%	5.33%
Bloomberg Global Aggregate Bond Index	0.60%	-1.74%	0.50%
FTSE Developed Net Tax Index	22.69%	11.80%	12.76%

Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 773,000,000
Holdings Count | Holding	631
Advisory Fees Paid, Amount	$ 795,000
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$773
Number of Portfolio Holdings	631
Portfolio Turnover Rate	92%
Total Investment Advisory Fees (in thousands)	$795

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Africa	1.0%
Asia	7.7%
Europe	29.5%
North America	55.6%
Oceania	2.1%
South America	0.7%
Other Assets and Liabilities—Net	3.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000194068 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Wellesley® Income Fund
Class Name	Admiral™ Shares
Trading Symbol	VGYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund underperformed its benchmark.
  Global equities posted strong returns, supported by resilient growth and corporate earnings, while trade policy shifts, persistent inflation, and Middle East tensions fueled volatility and higher oil prices.
  Some central banks cut rates, but developed-market government bond yields generally rose amid borrowing, inflation, and monetary policy concerns.
  In the stock portion of the portfolio, selection in financials, information technology, and industrials detracted the most from relative performance. Selection in consumer discretionary, health care, and utilities contributed the most. On a geographic basis, the Pacific region, emerging markets, and the Middle East detracted the most. Europe and North America were the only positive contributors.
  In the bond portion of the portfolio, security selection was positive, particularly among industrial companies. However, credit spread duration—the sensitivity of a portfolio to changes in its credit spread—was the primary detractor for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2026
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Admiral Shares	10.11%	5.18%	5.32%
Global Wellesley Income Composite Index	10.53%	4.92%	5.33%
Bloomberg Global Aggregate Bond Index	0.60%	-1.74%	0.50%
FTSE Developed Net Tax Index	22.69%	11.80%	12.76%

Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 773,000,000
Holdings Count | Holding	631
Advisory Fees Paid, Amount	$ 795,000
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$773
Number of Portfolio Holdings	631
Portfolio Turnover Rate	92%
Total Investment Advisory Fees (in thousands)	$795

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Africa	1.0%
Asia	7.7%
Europe	29.5%
North America	55.6%
Oceania	2.1%
South America	0.7%
Other Assets and Liabilities—Net	3.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000194070 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Wellington™ Fund
Class Name	Admiral™ Shares
Trading Symbol	VGWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund outperformed its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy and persistent inflation fueled volatility, as did Middle East tensions that disrupted energy supplies and raised oil prices.

  Some central banks lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  In the stock portion of the portfolio, selection in information technology, health care, and communication services contributed the most to relative performance. Geographically, four of five regions contributed positively; North America, the Pacific region, and emerging markets contributed the most.

  In the bond portion of the portfolio, security selection was positive, particularly among industrial companies. However, credit spread duration—the sensitivity of a portfolio to changes in its credit spread—was the primary detractor for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2026
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Admiral Shares	20.40%	8.70%	9.03%
Global Wellington Composite Index	15.29%	7.85%	9.19%
Bloomberg Global Aggregate Bond Index	0.60%	-1.74%	0.50%
FTSE Developed Net Tax Index	22.69%	11.80%	12.76%

Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 3,313,000,000
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 3,282,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$3,313
Number of Portfolio Holdings	702
Portfolio Turnover Rate	64%
Total Investment Advisory Fees (in thousands)	$3,282

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Africa	0.2%
Asia	15.9%
Europe	25.2%
North America	53.9%
Oceania	1.1%
South America	0.0%
Other Assets and Liabilities—Net	3.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000194071 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Wellington™ Fund
Class Name	Investor Shares
Trading Symbol	VGWLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund outperformed its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy and persistent inflation fueled volatility, as did Middle East tensions that disrupted energy supplies and raised oil prices.
  Some central banks lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In the stock portion of the portfolio, selection in information technology, health care, and communication services contributed the most to relative performance. Geographically, four of five regions contributed positively; North America, the Pacific region, and emerging markets contributed the most.
  In the bond portion of the portfolio, security selection was positive, particularly among industrial companies. However, credit spread duration—the sensitivity of a portfolio to changes in its credit spread—was the primary detractor for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Investor Shares	20.26%	8.57%	8.90%
Global Wellington Composite Index	15.29%	7.85%	9.19%
Bloomberg Global Aggregate Bond Index	0.60%	-1.74%	0.50%
FTSE Developed Net Tax Index	22.69%	11.80%	12.76%

Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 3,313,000,000
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 3,282,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$3,313
Number of Portfolio Holdings	702
Portfolio Turnover Rate	64%
Total Investment Advisory Fees (in thousands)	$3,282

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Africa	0.2%
Asia	15.9%
Europe	25.2%
North America	53.9%
Oceania	1.1%
South America	0.0%
Other Assets and Liabilities—Net	3.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000204566 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard ESG International Stock ETF
Class Name	ETF Shares
Trading Symbol	VSGX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard ESG International Stock ETF (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund underperformed its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  By region, stocks in the Pacific region and emerging markets, which accounted for more than half of the benchmark’s market value at the end of the period, drove performance. Each of the regions represented within the portfolio posted positive returns.
  Nine of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology and financials contributed the most to the benchmark’s return, followed by telecommunications. Consumer discretionary and real estate were the only two sectors that posted negative returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 18, 2018, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/18/2018)
ETF Shares Net Asset Value	27.52%	8.44%	9.40%
ETF Shares Market Price	27.53%	8.46%	9.42%
FTSE Global All Cap ex US Choice Index	27.80%	8.55%	9.56%
FTSE Global All Cap ex US Index	26.19%	9.20%	9.62%

Performance Inception Date	Sep. 18, 2018
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 6,824,000,000
Holdings Count | Holding	6,638
Advisory Fees Paid, Amount	$ 432,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$6,824
Number of Portfolio Holdings	6,638
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$432

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Africa	1.2%
Asia	52.0%
Europe	34.0%
North America	7.0%
Oceania	4.2%
South America	1.1%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000204567 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard ESG U.S. Stock ETF
Class Name	ETF Shares
Trading Symbol	ESGV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard ESG U.S. Stock ETF (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Technology, health care, and financials contributed the most to the benchmark's return. Utilities and consumer discretionary, the two sectors that posted negative returns, detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 18, 2018, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/18/2018)
ETF Shares Net Asset Value	19.98%	11.30%	14.74%
ETF Shares Market Price	19.97%	11.31%	14.75%
FTSE US All Cap Choice Index	20.07%	11.38%	14.84%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.06%

Performance Inception Date	Sep. 18, 2018
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 13,518,000,000
Holdings Count | Holding	1,236
Advisory Fees Paid, Amount	$ 129,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$13,518
Number of Portfolio Holdings	1,236
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$129

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Basic Materials	1.5%
Consumer Discretionary	13.8%
Consumer Staples	3.3%
Energy	0.1%
Financials	10.1%
Health Care	10.0%
Industrials	7.5%
Real Estate	2.5%
Technology	48.1%
Telecommunications	2.5%
Utilities	0.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000221977 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard ESG U.S. Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VCEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard ESG U.S. Corporate Bond ETF (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions returned more than those issued by utilities and industrial companies. By credit quality, results were mixed. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 22, 2020, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/22/2020)
ETF Shares Net Asset Value	1.37%	-0.14%	0.08%
ETF Shares Market Price	1.40%	-0.14%	0.09%
Bloomberg MSCI US Corporate SRI Select Index	1.49%	-0.07%	0.16%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	-0.28%

Performance Inception Date	Sep. 22, 2020
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,207,000,000
Holdings Count | Holding	2,739
Advisory Fees Paid, Amount	$ 39,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,207
Number of Portfolio Holdings	2,739
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$39

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	13.0%
Consumer Discretionary	8.4%
Consumer Staples	2.8%
Financials	41.5%
Health Care	14.7%
Industrials	2.3%
Materials	1.4%
Real Estate	1.6%
Technology	12.2%
Utilities	0.3%
Other Assets and Liabilities—Net	1.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000263046 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Emerging Markets Ex-China ETF
Class Name	ETF Shares
Trading Symbol	VEXC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Emerging Markets Ex-China ETF (the "Fund") for the period of September 30, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7[1]	0.07%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 7	[1]
Expense Ratio, Percent	0.07%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the period from September 30, 2025, through August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns for the 12 months ended August 31, 2026, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  Taiwan, the benchmark’s largest country by weight, contributed the most to the benchmark’s 11-month return. India, the second-largest country by weight, detracted the most. By sector, information technology, the benchmark’s largest sector, contributed meaningfully to the benchmark’s return. The next largest sector by weight, financials, was also a positive contributor. Consumer discretionary detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2025, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
Since Inception (9/30/2025)
ETF Shares Net Asset Value	30.29%
ETF Shares Market Price	30.42%
FTSE Emerging ex China Index	31.25%
FTSE Global All Cap ex US Index	22.07%

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 269,000,000
Holdings Count | Holding	1,010
Advisory Fees Paid, Amount	$ 11,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$269
Number of Portfolio Holdings	1,010
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$11

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Africa	5.5%
Asia	81.6%
Europe	2.3%
North America	3.0%
South America	7.0%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

[1]	Costs would be higher for a full year.
[2]	Annualized.